Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	25,000,000	19,000,000
Preferred stock, shares authorized undesignated	0	4,498,599	4,730,400
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	130,000,000	29,250,000	24,000,000
Common stock, shares issued	21,790,745	606,238	467,167
Common stock, shares outstanding	21,790,745	606,238	467,167
Convertible Preferred Stock (Junior) [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares designated	0	3,501,401	3,501,401
Convertible preferred stock, shares issued	0	3,501,400	3,501,400
Convertible preferred stock, shares outstanding	0	3,501,400	3,501,400
Redeemable Convertible Preferred Stock (Senior) [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock, shares designated	0	17,000,000	10,768,199
Convertible preferred stock, shares issued	0	10,212,007	3,518,199
Convertible preferred stock, shares outstanding	0	10,212,007	3,518,199